LINE OF CREDIT	3 Months Ended
Mar. 31, 2023
Line Of Credit
LINE OF CREDIT

6.	LINE OF CREDIT

At March 31, 2023 and December 31, 2022, the Company had a revolving line of credit with a financial institution for $92,500 which was personally guaranteed by the manager of Platinum Tax. The loan accrues interest at 11.20% at March 31, 2023 and 10.95% at December 31, 2022. As of March 31, 2023 and December 31, 2022, the Company had $20,619 and $0, respectively, of outstanding balance against the line of credit.